Condensed Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 53,571,000	$ 1,123,864
Accounts receivable, related party	349,000	30,139
Prepaid expenses	707,000	42,562
Total current assets	54,627,000	1,196,565
Property and equipment, net	34,000	26,646
Other long-term assets	150,000	150,000
Prepaid expenses		149,949
Other long-term assets, related party	5,000	4,680
Total assets	54,816,000	1,377,840
Current liabilities:
Accounts payable and accrued expenses	4,469,000	832,933
Accounts payable	3,612,000	225,642
Accounts payable, related party	1,062,000	134,563
Accrued expenses	781,000	567,887
Convertible notes payable, related party, current		2,035,565
Other current liabilities		12,786
Total current liabilities	5,531,000	3,015,847
Convertible notes payable, related party		493,418
Other long-term liabilities	391,000	1,294,559
Other long-term liabilities, related party		7,500
Total liabilities	5,922,000	4,811,324
Commitments and contingencies (Note 8)
Stockholders' equity (deficit):
Preferred stock value
Common stock value	1,000
Additional paid-in capital	57,040,000	236,961
Accumulated deficit	(8,147,000)	(3,671,266)
Total stockholders' equity (deficit)	48,894,000	(3,433,484)
Total liabilities and stockholders' equity (deficit)	54,816,000	1,377,840
Scenario, Previously Reported [Member]
Stockholders' equity (deficit):
Common stock value		821
Zeta Acquisition Corp III
Current assets:
Cash and cash equivalents		5,613	6,568
Prepaid expenses			2,500
Total assets		5,613	9,068
Current liabilities:
Accounts payable		2,402	350
Accrued interest		24,002	17,175
Accrued expenses		8,900	5,500
Convertible notes payable, related party, current		125,000	110,000
Total liabilities		160,304	133,025
Stockholders' equity (deficit):
Preferred stock value
Common stock value		500	500
Additional paid-in capital		49,500	49,500
Deficit accumulated during the development stage		(204,691)	(173,957)
Total stockholders' equity (deficit)		(154,691)	(123,957)
Total liabilities and stockholders' equity (deficit)		$ 5,613	$ 9,068